Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies [Abstract]
2017	$ 1,559
2018	1,353
2019	1,046
2020	825
2021	841
2022 and thereafter	1,137
Total future lease payments	$ 6,671